MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7%
	BEVERAGES - 4.7%
7,336	PepsiCo, Inc.	$ 1,230,614

	BIOTECH & PHARMA - 5.6%
4,806	Eli Lilly and Company	1,506,393

	ELECTRIC UTILITIES - 4.3%
15,346	NextEra Energy, Inc.	1,161,539

	ENTERTAINMENT CONTENT - 3.3%
8,093	Walt Disney Company (The)(a)	893,791

	HOUSEHOLD PRODUCTS - 4.2%
7,705	Procter & Gamble Company (The)	1,139,415

	INTERNET MEDIA & SERVICES - 12.5%
445	Alphabet, Inc., Class A(a)	1,012,482
553	Booking Holdings, Inc.(a)	1,240,689
5,693	Meta Platforms, Inc., Class A(a)	1,102,393
		3,355,564
	MEDICAL EQUIPMENT & DEVICES - 17.6%
9,960	Abbott Laboratories	1,169,902
4,378	Danaher Corporation	1,155,004
11,441	Medtronic PLC	1,145,816
2,207	Thermo Fisher Scientific, Inc.	1,252,627
		4,723,349
	RETAIL - CONSUMER STAPLES - 4.0%
2,313	Costco Wholesale Corporation	1,078,367

	RETAIL - DISCRETIONARY - 4.3%
18,171	TJX Companies, Inc. (The)	1,155,130

	SEMICONDUCTORS - 7.2%
4,927	NVIDIA Corporation	919,969

1

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 7.2% (Continued)
6,983	QUALCOMM, Inc.	$ 1,000,105
		1,920,074
	SOFTWARE - 11.5%
2,568	Adobe, Inc.(a)	1,069,521
4,020	Microsoft Corporation	1,092,917
5,707	Salesforce, Inc.(a)	914,490
		3,076,928
	TECHNOLOGY HARDWARE - 4.0%
7,276	Apple, Inc.	1,082,960

	TECHNOLOGY SERVICES - 16.5%
3,801	Accenture PLC, Class A	1,134,446
3,329	Mastercard, Inc., Class A	1,191,349
10,731	PayPal Holdings, Inc.(a)	914,389
5,559	Visa, Inc., Class A	1,179,453
		4,419,637

	TOTAL COMMON STOCKS (Cost $29,140,278)	26,743,761

	TOTAL INVESTMENTS - 99.7% (Cost $29,140,278)	$ 26,743,761
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	73,019
	NET ASSETS - 100.0%	$ 26,816,780

PLC	- Public Limited Company

(a)	Non-income producing security.